Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	¥ 3,620	$ 513	¥ 2,085
Accretion of the redeemable noncontrolling interests	(46)	(8)	(35)
Numerator for basic EPS computation	3,574	505	2,050
Impact of investees' diluted earnings per share	0	0	(44)
Numerator for diluted EPS calculation	¥ 3,574	$ 505	¥ 2,006